Federal funds purchased and securities sold under agreements to repurchase - Secured and Unsecured (Details) - Federal funds purchased $ in Millions	Dec. 31, 2021 USD ($)
Federal funds purchased and securities sold under agreements to repurchase
Maximum borrowing capacity of federal funds on unsecured basis	$ 60.0
Maximum borrowing capacity of federal funds on secured basis	$ 10.4